Accounts Receivable - Schedule of Movement of allowance of Expected Credit Loss (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of Movement of allowance of Expected Credit Loss [abstract]
At the beginning of the year	¥ (37)	$ (5)
Additions	(1,564)	(214)	(37)
At the end of the year	¥ (1,601)	$ (219)	¥ (37)